CURRENT AND DEFERRED TAXES	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [text block] [Abstract]
CURRENT AND DEFERRED TAXES

NOTE 18 - CURRENT AND DEFERRED TAXES

In the year ended December 31, 2020, the income tax provision was calculated for such period, applying the partially semi-integrated taxation system and a rate of 27%, in accordance with the Law No. 21,210, which modernizes the Tax Legislation, published in the Journal of the Republic of Chile, dated February 24, 2020.

The net result for deferred tax corresponds to the variation of the year, of the assets and liabilities for deferred taxes generated by temporary differences and tax losses.

For the permanent differences that give rise to a book value of assets and liabilities other than their tax value, no deferred tax has been recorded since they are caused by transactions that are recorded in the financial statements and that will have no effect on spending tax for income tax.

(a)	Current taxes

(a.1)	The composition of the current tax assets is the following:

	Current assets		Non-current assets		Total assets
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Provisional monthly payments (advances)	36,788	10,968	-	-	36,788	10,968
Other recoverable credits	5,532	18,353	-	-	5,532	18,353
Total assets by current tax	42,320	29,321	-	-	42,320	29,321

(a.2)	The composition of the current tax liabilities are as follows:

	Current liabilities		Non-current liabilities		Total liabilities
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Income tax provision	656	11,925	-	-	656	11,925
Total liabilities by current tax	656	11,925	-	-	656	11,925

(b) Deferred taxes

The balances of deferred tax are the following:

	Assets		Liabilities
Concept	As of December 31, 2020	As of December 31, 2019	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$	ThUS$	ThUS$

Properties, Plants and equipment	(1,314,456)	186,311	81,881	1,700,215
Assets by right of use	229,119	42,011	(136)	(91,470)
Amortization	(65,139)	(903)	9	52,233
Provisions	212,492	(139,346)	68,462	(182,913)
Revaluation of financial instruments	(18,133)	422	-	(9,857)
Tax losses	1,496,952	155,539	(60,785)	(1,200,729)
Intangibles	-	-	270,681	349,082
Other	23,981	(8,451)	24,168	242
Total	564,816	235,583	384,280	616,803

The balance of deferred tax assets and liabilities are composed primarily of temporary differences to be reversed in the long term.

Movements of Deferred tax assets and liabilities

(a) From January 1 to December 31, 2018

	Opening balance Assets/ (liabilities)	Recognized in consolidated income	Recognized in comprehensive income	Exchange rate variation	Ending balance Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Property, plant and equipment	(1,568,764)	(19,735)	-	6,003	(1,582,496)
Assets for right of use	75,849	9,903	-	-	85,752
Amortization	(54,820)	(3,735)	-	1,692	(56,863)
Provisions	(10,461)	92,804	1,566	(46,581)	37,328
Revaluation of financial instruments	3,750	(2,326)	(269)	(1,168)	(13)
Tax losses	1,479,560	(98,154)	-	(12,256)	1,369,150
Intangibles	(406,536)	20,000	-	35,298	(351,238)
Others	(28,405)	5,439	-	8,304	(14,662)
Total	(509,827)	4,196	1,297	(8,708)	(513,042)

(b) From January 1 to December 31, 2019

	Opening balance Assets/ (liabilities)	Recognized in consolidated income	Recognized in comprehensive income	Exchange rate variation	Ending balance Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Property, plant and equipment	(1,582,496)	67,237	-	1,355	(1,513,904)
Assets for right of use	85,752	47,729	-	-	133,481
Amortization	(56,863)	3,345	-	382	(53,136)
Provisions	37,328	13,881	2,873	(10,515)	43,567
Revaluation of financial instruments	(13)	10,142	414	(264)	10,279
Tax losses	1,369,150	(10,116)	-	(2,766)	1,356,268
Intangibles	(351,238)	(11,718)	-	13,874	(349,082)
Others	(14,662)	5,844	-	125	(8,693)
Total	(513,042)	126,344	3,287	2,191	(381,220)

(c)	From January 1 to December 31, 2020

	Opening balance Assets/ (liabilities)	Recognized in consolidated income	Recognized in comprehensive income	Exchange rate variation	Ending balance Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Property, plant and equipment	(1,513,904)	110,010	-	7,557	(1,396,337)
Assets for right of use	133,481	95,774	-	-	229,255
Amortization	(53,136)	(14,142)	-	2,130	(65,148)
Provisions	43,567	158,178	924	(58,639)	144,030
Revaluation of financial instruments	10,279	(27,901)	959	(1,470)	(18,133)
Tax losses	1,356,268	216,897	-	(15,428)	1,557,737
Intangibles	(349,082)	1,030	-	77,371	(270,681)
Others	(8,693)	6,541	-	1,965	(187)
Total	(381,220)	546,387	1,883	13,486	180,536

Unrecognized deferred tax assets:

Deferred tax assets are recognized to the extent that it is probable that the corresponding tax benefit will be realized in the future. Therefore, as of December 31, 2020, the Company has recognized provision with an impact on income, for the deferred tax assets that it estimates will not be recoverable in the foreseeable future for ThUS$ 237,637, in total the company has not recognized deferred tax assets for ThUS$ 749,100 (ThUS$ 110,933 as of December 31, 2019) which include deferred tax assets related to negative tax results of ThUS$ 1,433,474 (ThUS$ 338,679 at December 31, 2019).

Deferred tax expense and current income taxes:

	For the year ended
	December 31,
	2020	2019	2018
	ThUS$	ThUS$	ThUS$

Current tax expense
Current tax expense	(3,602)	72,999	77,713
Adjustment to previous period’s current tax	(199)	(352)	362
Total current tax expense, net	(3,801)	72,647	78,075
Deferred tax expense
Deferred expense for taxes related to the creation and reversal of temporary differences	(546,387)	(126,344)	(126,344)
Total deferred tax expense, net	(546,387)	(126,344)	(126,344)
Income/(loss) tax expense	(550,188)	(53,697)	(48,269)

Composition of income/(loss) tax expense:

	For the year ended
	December 31,
	2020	2019	2018
	ThUS$	ThUS$	ThUS$
Current tax expense, net, foreign	4,232	76,806	65,850
Current tax expense, net, Chile	(8,033)	(4,159)	12,225
Total current tax expense, net	(3,801)	72,647	78,075
Deferred tax expense, net, foreign	235,963	37,294	58,271
Deferred tax expense, net, Chile	(782,350)	(163,638)	(62,467)
Deferred tax expense, net, total	(546,387)	(126,344)	(4,196)
Income/(loss) tax expense	(550,188)	(53,697)	73,879

Income before tax from the Chilean legal tax rate (27% as of December 31, 2020 and 2019)

	For the year ended			For the year ended
	December 31,			December 31,
	2020	2019	2018	2020	2019	2018
	ThUS$	ThUS$	ThUS$	%	%	%
Tax expense using the legal rate	(1,378,547)	38,318	11,230	27.00	27.00	27.00
Tax effect by change in tax rate	-	-	5,587	-	-	1.34
Tax effect of rates in other jurisdictions	(58,268)	20,082	15,905	1.14	14.15	3.83
Tax effect of non-taxable operating revenues	(19,529)	(13,125)	(3,076)	0.38	(9.25)	(0.74)
Tax effect of disallowable expenses	40,528	66,257	61,295	(0.79)	46.69	14.75
Other increases (decreases):
Derecognition of deferred tax liabilities for early termination of aircraft financing	(294,969)	(145,930)	-	5.78	(102.83)	-
Tax effect for goodwill impairment losses	453,681	-	-	(8.89)	-	-
Derecognition of deferred tax assets not recoverable	237,637	-	-	(4.65)	-	-
Deferred tax asset not recognized	414,741	-	-	(8.12)	-	-
Other increases (decreases):	54,538	(19,299)	-	(1.07)	(13.60)	-
Total adjustments to tax expense using the legal rate	828,359	(92,015)	79,711	(16.22)	(64.84)	19.18
Tax expense using the effective rate	(550,188)	(53,697)	90,941	10.78	(37.84)	46.18

Deferred taxes related to items charged to equity:

	For the year ended
	December 31,
	2020	2019
	ThUS$	ThUS$
Aggregate deferred taxation of components of other comprehensive income	1,883	3,287